SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

(a)
On January 4, 2021, Studio City Finance initiated a conditional tender offer (the “Conditional Tender Offer”) to purchase for cash any and all of the outstanding 2019 7.250% Studio City Notes with accrued interest. The Conditional Tender Offer was conditional upon, among other things, Studio City Finance raising sufficient funding from the completion of one or more financing transactions, together with cash on hand, to fund the purchase of validly tendered notes. The Conditional Tender Offer expired on January 11, 2021 with $347,056 aggregate principal amount of the 2019 7.250% Studio City Notes tendered.

(b)
On January 14, 2021, Studio City Finance issued $750,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 100% of the principal amount (the “2021 5.000% Studio City Notes”). The net proceeds from the offering of the 2021 5.000%
Studio City Notes were used to fund the Conditional Tender Offer and, on February
 17, 2021, redeem the 2019
7.250
%
Studio City Notes in aggregate principal amount of $252,944

which remained outstanding following the completion of the Conditional Tender Offer, together with accrued interest. The remaining proceeds will be used to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes. All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries as defined in the 2021 5.000% Studio City Notes are guarantors to guarantee the indebtedness under the 2021 5.000% Studio City Notes.

(c)
On January 21, 2021, Melco Resorts Finance issued an additional $250,000 in aggregate principal amount of the 2019 5.375% Senior Notes at an issue price of 103.25% of the principal amount (the “Additional 2019 5.375% Senior Notes”). The net proceeds from the offering of the Additional 2019 5.375% Senior Notes were used to repay the outstanding principal amount of the 2020 Credit Facilities of HK$1,937,500,000 (equivalent to $249,887), together with accrued interest and associated costs. The Additional 2019 5.375% Senior Notes are consolidated and form a single series with the 2019 5.375% Senior Notes.

(d)
On March 15, 2021, Studio City Company amended the terms of the 2016 Studio City Credit Facilities, including the extension of the maturity date for the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility from November 30, 2021 to January 15, 2028 (the “Extended Maturity Date”). The 2016 SC Term Loan Facility shall be repaid at the Extended Maturity Date with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s Extended Maturity Date. Changes have also been made to the covenants in order to align them with those of certain other financings at Studio City Finance, including amending the threshold sizes and measurement dates of the covenants. Accordingly, the outstanding principal amount of the 2016 SC Term Loan Facility, and the related deferred financing costs and restricted cash as of December 31, 2020 were classified as non-current liabilities or assets in the accompanying consolidated balance sheets.

(e)
As a result of the disruptions caused by the COVID-19 pandemic, on

March 22, 2021, Melco Resorts Leisure and Belle entered into a supplemental agreement to the MRP Lease Agreement (“MRP Lease Amendment Agreement”) to make certain adjustments to the rental payments paid and payable by Melco Resorts Leisure for 2020 and 2021. Accordingly, Melco Resorts Leisure is entitled to rent concession of approximately PHP2,060,000,000 (equivalent to $42,900) for 2020 and a maximum rent concession of approximately PHP1,670,000,000 (equivalent to $34,702) for 2021 which will be recognized in 2021 and over the remaining terms of the lease until July 2033 in accordance with the applicable accounting standards.

Additionally, on the same date, Melco Resorts Leisure and PLAI entered into a supplemental agreement to the Operating Agreement where the monthly payments paid or payable by Melco Resorts Leisure from 2019 to 2022 have been adjuste d .

(f)
In February 2021, a subsidiary of ICR Cyprus entered into a land sale agreement and an electricity transmission substation construction work agreement (collectively the “EAC Agreements”) with Electricity Authority Cyprus (“EAC”). Pursuant to the EAC Agreements, the subsidiary will sell and EAC will purchase a parcel of freehold land (the “Land”)
for a
consideration of EUR850,000 (equivalent to $1,045) and the subsidiary is engaged by EAC to be a project manager in the design and construction of a transmission substation building situated on the Land for a
consideration of EUR2,576,000 (equivalent to $3,168).

(g)
On March 26, 2021,
the Corporate Recovery and Tax Incentives for Enterprises (“CREATE”) was signed by President Duterte of the Philippines as Republic Act (RA) No. 11534, which was published in the Official Gazette of the Philippines on March 27, 2021 and is set to take effect 15 days after such publication in the Official Gazette. As of March 31, 2021, the implementing rules and regulations have not been finalized. Management determined that this is a non-adjusting event for 2020 financial reporting purposes. Management identified that the main change of CREATE is the reduction of minimum corporate income tax in the Philippines from 2% to 1% starting July 1, 2020 until June 30, 2023 and the corporate income tax rate in the Philippines from 30% to 25% starting July 1, 2020. Management believes that these changes in the tax rates will not have a significant impact to the Company’s consolidated financial statements as at December 31, 2020 as Melco Resorts Leisure which operates City of Dreams Manila is in a net loss and taxable loss position as at December 31, 2020.